UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  March 31, 1999

   Check here if Amendment [   ]; Amendment Number:  _____
        This Amendment (Check only one.):  [   ] is a restatement.
                                           [   ] adds new holdings
                                                 entries.

   Institutional Investment Manager Filing this Report:

   Name:          Global Capital Management, Inc.
   Address:       601 Carlson Parkway, Suite 200
                  Minnetonka, Minnesota  55305

   Form 13F File Number:  28-7050

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:          John D. Brandenborg
   Title:         President
   Phone:         (612) 476-7200

   Signature, Place, and Date of Signing:

        /s/ John D. Brandenborg    Minnetonka, Minnesota    May 12, 1999

   Report Type (Check only one.):

   [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [   ]     13F COMBINATION REPORT.  (Check here if a portion of the
             holdings for this reporting manager are reported in this
             report and a portion are reported by other reporting
             manager(s).)
   PAGE
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                            Form 13F SUMMARY PAGE


   Report Summary:

   Number of Other Included Managers:                    1

   Form 13F Information Table Entry Total:              10

   Form 13F Information Table Value Total:          $6,259
                                               (thousands)


   Pursuant to Regulation 240.24b-2(b) of the Securities Exchange Act of 1934, please be advised that the Institutional Investment Manager filing this Report has omitted and filed separately with the Commission a portion of this Form 13F for which it has requested confidential treatment.


   List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.            Form 13F File Number          Name

        1              28-7048                  EBF & Associates, L.P.
   PAGE
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
                               Form 13F INFORMATION TABLE


        COLUMN 1         COLUMN 2        COLUMN 3       COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
        ---------       ----------     -----------     ----------    ------------        ---------   --------   ----------
                                                                                                                  VOTING
                                                                                                                 AUTHORITY
         NAME OF                                         VALUE      SHRS/   SH/ PUT/    INVESTMENT    OTHER    (SOLE/SHARED/
         ISSUER       TITLE OF CLASS      CUSIP         (x$1000)    PRN AMT PRN CALL    DISCRETION   MANAGERS      NONE)
          -------     --------------   -----------     ---------    ----------------    ----------   --------  ------------
     ALGOMA STL INC        COM          01566M105         351            148800 SH        DEFINED       1       148800 SOLE
     ARCH              SDBCV144A6.7     039381AA6         898           2041000 PRN       DEFINED       1      2041000 SOLE
     COMMUNICATIONS
     GRO

     CENTURY               COM          156492100         266            250000 SH        DEFINED       1       250000 SOLE
     CASINOS INC

     FIRST                 COM          318653102         758            125100 SH        DEFINED       1       125100 SOLE
     AUSTRALIA
     PRIME INCO

     GENESIS HEALTH        COM          371912106         253            45000 SH         DEFINED       1       45000 SOLE
     VENTURES IN

     JPS TEXTILE           COM          46624E405         348            73311 SH         DEFINED       1       73311 SOLE
     GROUP INC

     LTV CORP NEW          COM          501921100         550            100000 SH        DEFINED       1       100000 SOLE

     NEW SOUTH             COM          64880R101         1065           106500 SH        DEFINED       1       106500 SOLE
     AFRICA FD INC

     PAMIDA HLDGS          COM          697642106         292            75400 SH         DEFINED       1       75400 SOLE
     CORP

     REVLON INC            CLA          761525500         1477           77500 SH         DEFINED       1       77500 SOLE

     COLUMN TOTALS           10 DATA RECORDS              6259          1 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED
